Business Combinations and Disposals - Purchase Allocation (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Nov. 30, 2022	Oct. 31, 2022	May 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	May 15, 2020
Disclosure of detailed information about business combination [line items]
Goodwill arising on acquisition	$ 0
CVI Refrigerants Ltda.
Disclosure of detailed information about business combination [line items]
Total current assets							$ 615
Total non-current assets							972
Assets recognised as of acquisition date							2,481
Liabilities recognised as of acquisition date							(731)
Identifiable assets acquired (liabilities assumed)							1,750
Goodwill arising on acquisition							197
Business acquisition, consideration transferred							1,947
Amount to be paid							(186)
Net payment on acquisition date							1,761
Cash aquired							(104)
Net cash paid							$ 1,657
Business acquisition, percentage of voting equity interests acquired							100.00%
CVI Refrigerants Ltda. | Distribution rights
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date							$ 894
Valora
Disclosure of detailed information about business combination [line items]
Total current assets				$ 8,536
Right of use assets				18,820
Total non-current assets				8,515
Assets recognised as of acquisition date				36,908
Liabilities recognised as of acquisition date				(34,733)
Identifiable assets acquired (liabilities assumed)				2,175
Goodwill arising on acquisition				20,361
Non-controlling interest in acquiree recognised at acquisition date				(61)
Business acquisition, consideration transferred				22,475
Cash aquired				(1,971)
Net cash paid				$ 20,504
Business acquisition, percentage of voting equity interests acquired				96.87%
Valora | Trademark
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date				$ 1,037
Sigma Supply
Disclosure of detailed information about business combination [line items]
Total current assets					$ 46
Accounts receivable					1,255
Inventory					1,391
Total non-current assets					24
Assets recognised as of acquisition date					2,716
Liabilities recognised as of acquisition date					(560)
Identifiable assets acquired (liabilities assumed)					2,156
Goodwill arising on acquisition					5,962
Business acquisition, consideration transferred					8,118
Cash aquired					(15)
Net cash paid					$ 8,103
Business acquisition, percentage of voting equity interests acquired					100.00%
Acquisition Of WAXIE Sanitary Supply And North American Corporation
Disclosure of detailed information about business combination [line items]
Total current assets									$ 2,162
Identifiable intangible assets recognised as of acquisition date									10,698
Total non-current assets									1,954
Assets recognised as of acquisition date									14,814
Liabilities recognised as of acquisition date									(3,523)
Identifiable assets acquired (liabilities assumed)									11,291
Goodwill arising on acquisition									10,241
Non-controlling interest in acquiree recognised at acquisition date									(1,299)
Business acquisition, consideration transferred		$ 20,233							20,233
Cash aquired									(138)
Net cash paid									$ 20,095
Business acquisition, percentage of voting equity interests acquired		89.50%
Agua Cristal
Disclosure of detailed information about business combination [line items]
Business acquisition, consideration transferred			$ 699
Business acquisition, percentage of voting equity interests acquired			100.00%
Agua Cristal | Goodwill
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	8
Agua Cristal | Property, plant and equipment, net
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	448
Agua Cristal | Distribution rights
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	228
OK Market
Disclosure of detailed information about business combination [line items]
Total current assets						$ 463
Total non-current assets						1,238
Assets recognised as of acquisition date						1,701
Liabilities recognised as of acquisition date						(1,055)
Identifiable assets acquired (liabilities assumed)						646
Goodwill arising on acquisition						623
Business acquisition, consideration transferred						1,269
Cash aquired						(6)
Net cash paid						$ 1,263
Business acquisition, percentage of voting equity interests acquired						100.00%
Atra, Hughes, Sunbelt, H.T. Berry, and Other Smaller Acquistions
Disclosure of detailed information about business combination [line items]
Total current assets	2,023
Total non-current assets	489
Assets recognised as of acquisition date	2,512
Liabilities recognised as of acquisition date	(838)
Identifiable assets acquired (liabilities assumed)	1,674
Goodwill arising on acquisition	6,497
Business acquisition, consideration transferred	8,171
Cash aquired	(198)
Net cash paid	$ 7,973
Business acquisition, percentage of voting equity interests acquired	100.00%
Daycon, PJP, Next-Gen, Johnston Paper, And Other Smaller Acquisitons
Disclosure of detailed information about business combination [line items]
Total current assets								$ 2,795
Total non-current assets								1,594
Assets recognised as of acquisition date								7,311
Liabilities recognised as of acquisition date								(2,907)
Identifiable assets acquired (liabilities assumed)								4,404
Goodwill arising on acquisition								5,545
Business acquisition, consideration transferred								9,949
Cash aquired								(337)
Net cash paid								$ 9,612
Increase (decrease) in amounts allocated to assets in acquisition	$ 3,068
Business acquisition, percentage of voting equity interests acquired								100.00%
Daycon, PJP, Next-Gen, Johnston Paper, And Other Smaller Acquisitons | Goodwill
Disclosure of detailed information about business combination [line items]
Increase (decrease) in amounts allocated to assets in acquisition	(2,395)
Daycon, PJP, Next-Gen, Johnston Paper, And Other Smaller Acquisitons | Trademark
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date								$ 58
Increase (decrease) in amounts allocated to assets in acquisition	58
Daycon, PJP, Next-Gen, Johnston Paper, And Other Smaller Acquisitons | Customer relationships
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date								$ 2,864
Increase (decrease) in amounts allocated to assets in acquisition	$ 2,864
Southeastern Paper Group, Inc
Disclosure of detailed information about business combination [line items]
Business acquisition, consideration transferred		$ 2,984
Business acquisition, percentage of voting equity interests acquired		100.00%
Southeastern Paper Group, Inc | Goodwill
Disclosure of detailed information about business combination [line items]
Increase (decrease) in amounts allocated to assets in acquisition		$ (944)
Southeastern Paper Group, Inc | Trademark
Disclosure of detailed information about business combination [line items]
Increase (decrease) in amounts allocated to assets in acquisition		60
Southeastern Paper Group, Inc | Customer relationships
Disclosure of detailed information about business combination [line items]
Increase (decrease) in amounts allocated to assets in acquisition		$ 798